ING LOGO AMERICAS US Legal Services Nicole L. Molleur Paralegal (860) 580-2826 Fax: (860) 580-4844 nicole.molleur@us.ing.com

December 22, 2009

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549 Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C Prospectus Title: Multiple Sponsored Retirement Options File Nos.: 333-01107 and 811-02513 Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the Supplement to the
Contract Prospectus contained in Post-Effective Amendment No. 56 to the Registration Statement on Form N-4
(“Amendment No. 56”) for Variable Annuity Account C of ING Life Insurance and Annuity Company (the
“Registrant”) that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 56 which was declared effective on December 18, 2009. The text of Amendment
No. 56 was filed electronically on December 18, 2009.

If you have any questions regarding this submission, please call Michael Pignatella at
860-580-2831 or the undersigned at 860-580-2826.

Sincerely,

/s/ Nicole L. Molleur

Nicole L. Molleur

Windsor Site                                                                                                                  ING North America Insurance Corporation
One Orange Way, C1S
Windsor, CT 06095-4774